SHORT-TERM INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2021
SHORT-TERM INVESTMENTS
Schedule of amortized cost, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments

	As of June 30, 2021
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
	Unaudited	Unaudited	Unaudited
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	2,000	—	2,000

Available-for-sale investments
Adjustable-rate financial products	84,500	1,152	85,652

	As of December 31, 2020
		Gross unrealized gain
		in accumulated other	Estimated
	Amortized Cost	comprehensive income	Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	45,000	—	45,000

Available-for-sale investments
Adjustable-rate financial products	117,000	854	117,854

Schedule of interest income recognized on held-to-maturity investments

	Six months ended June 30,
	2021	2020
	RMB	RMB
	Unaudited	Unaudited
Interest income recognized on held-to-maturity investments	672	175